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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 09-30-08
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
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Address: 237 Park Avenue, Suite 900
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         New York, NY  10017
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
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Title: Managing Member
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Phone: 212-808-7420
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Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  Nov. 13, 2008
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:     265,714
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                                             (thousands)


List of Other Included Managers:            N/A
                                            -------------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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06/30/2008 -- Form 13F
Page 1
CIK: 1292975
CCC: ww6dh@ho

                             VALUATION CURRENCY: USD

            ITEM 1             ITEM 2      ITEM 3         ITEM 4        ITEM 5          ITEM 6      ITEM 7          ITEM 8
            ------            --------   ---------   --------------- ----------- ----------------- -------- ----------------------
                                                                                     Investment
                                                           Fair       Shares of      Descretion                Voting Authority
                              Title of     Cusip          Market      Principal  -----------------          ----------------------
Name of Issuer                  Class      Number         Value         Amount   Sole Shared Other Managers    Sole   Shared Other
--------------                --------   ---------   --------------- ----------- ---- ------ ----- -------- --------- ------ -----
ALLIANCE ONE INTERNATIONAL    COMMON     018772103      3,929,960.00 1,034,200 N X                 LITE     1,034,200      0     0
AMERICAN AXLE & MANUFACTURING
   HDGS                       COMMON     024061103      3,612,699.00   674,011 N X                 LITE       674,011      0     0
ANHEUSER-BUSCH COS. INC.      COMMON     035229103     21,118,440.00   325,500 N X                 LITE       325,500      0     0
CHARLOTTE RUSSE HOLDING INC.  COMMON     161048103      6,901,889.00   673,355 N X                 LITE       673,355      0     0
DANA HOLDING CORP.            COMMON     235825205     15,507,859.00 3,204,103 N X                 LITE     3,204,103      0     0
DIEBOLD Inc.                  COMMON     253651103      4,009,621.00   121,100 N X                 LITE       121,100      0     0
EAGLE MATERIALS INC           COMMON     26969P108     15,216,074.00   680,200 N X                 LITE       680,200      0     0
FORDING CANADIAN COAL TRUST   COMMON     345425102     11,620,000.00   140,000 N X                 LITE       140,000      0     0
HUNTSMAN CORP                 COMMON     447011107      4,095,000.00   325,000 N X                 LITE       325,000      0     0
ICO GLOBAL COMMUNICATION      OTC EQ     44930K108        445,193.00   408,434 N X                 LITE       408,434      0     0
ISHARES RUSSELL 2000          COMMON     464287655     42,452,400.00   624,300 N X                 LITE       624,300      0     0
KAISER ALUMINUM CORP          OTC EQ     483007704     19,629,524.00   457,032 N X                 LITE       457,032      0     0
MOSYS INC                     OTC EQ     619718109     13,655,250.00 3,213,000 N X                 LITE     3,213,000      0     0
NRDC ACQ CORP                 COMMON     62941R102     15,876,000.00 1,764,000 N X                 LITE     1,764,000      0     0
WTS NRDC ACQ CORP             COMMON     62941R110        433,750.00 1,735,000 N X                 LITE     1,735,000      0     0
NORTHWESTERN CORP             OTC EQ     668074305        665,719.00    26,491 N X                 LITE        26,491      0     0
ROHM AND HAAS COMPANY         COMMON     775371107     21,406,000.00   305,800 N X                 LITE       305,800      0     0
SMITHFIELD FOODS INC.         COMMON     832248108      6,669,600.00   420,000 N X                 LITE       420,000      0     0
SOLUTIA IC.                   COMMON     834376501     28,530,936.00 2,037,924 N X                 LITE     2,037,924      0     0
SOVEREIGN BANCORP INC.        COMMON     845905108        440,000.00 1,738,000 N X                 LITE     1,738,000      0     0
THERAVANCE INC                OTC EQ     88338T104     17,953,614.00 1,440,900 N X                 LITE     1,440,900      0     0
TYSON FOODS INC.              COMMON     902494103     11,862,903.00   993,543 N X                 LITE       993,543      0     0
WRIGLEY WM JR CO.             COMMON     982526105     23,026,000.00   290,000 N X                 LITE       290,000      0     0
ZILOG INC NEW                 OTC EQ     989524301      5,316,781.00 1,656,318 N X                 LITE     1,656,318      0     0
                              Total Under Management: 265,714,113.00